Derivative Instruments and Hedging Activities - Location and Fair Value Amounts of Derivative Instruments (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	$ 786	$ 1,206
Other Non-Current Assets	44,479	11,754
Accrued Liabilities and Other	(3,089)	(16,473)
Current Portion of Derivative Liabilities	(71,956)	(115,813)
Derivative Liabilities	(62,288)	(415,041)
Derivatives not designated as a cash flow hedge
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	29	875
Other Non-Current Assets	0	0
Accrued Liabilities and Other	(108)	(667)
Current Portion of Derivative Liabilities	0	0
Derivative Liabilities	0	0
Derivatives not designated as a cash flow hedge | Foreign Currency Contracts
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	537	119
Other Non-Current Assets	0	0
Accrued Liabilities and Other	0	0
Current Portion of Derivative Liabilities	0	(2,601)
Derivative Liabilities	0	(511)
Derivatives not designated as a cash flow hedge | Interest Rate Swaps
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	220	212
Other Non-Current Assets	3,069	9,839
Accrued Liabilities and Other	(2,256)	(11,979)
Current Portion of Derivative Liabilities	(28,978)	(59,055)
Derivative Liabilities	(54,039)	(233,901)
Derivatives not designated as a cash flow hedge | Cross Currency Swap Agreements
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0	0
Other Non-Current Assets	8,688	0
Accrued Liabilities and Other	(700)	(3,464)
Current Portion of Derivative Liabilities	(41,612)	(53,124)
Derivative Liabilities	(7,644)	(180,577)
Derivatives not designated as a cash flow hedge | Stock Purchase Warrants
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0	0
Other Non-Current Assets	32,135	575
Accrued Liabilities and Other	0	0
Current Portion of Derivative Liabilities	0	0
Derivative Liabilities	0	0
Derivative | Derivatives designated as a cash flow hedge | Interest Rate Swaps
Derivatives, Fair Value [Line Items]
Prepaid Expenses and Other	0	0
Other Non-Current Assets	587	1,340
Accrued Liabilities and Other	(25)	(363)
Current Portion of Derivative Liabilities	(1,366)	(1,033)
Derivative Liabilities	$ (605)	$ (52)